Operating Segments (Schedule of Segment Assets Consist of Current Assets, Fixed Assets) (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€)		Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)		Dec. 31, 2019 EUR (€)
Disclosure of geographical areas [line items]
Revenues	€ 44,783		$ 50,685	€ 9,645		€ 18,988
Operating expenses	(17,524)		(19,834)	(4,951)		(6,638)
Depreciation and amortization expenses	(15,076)		(17,063)	(2,975)		(6,416)
Gross profit (loss)	12,183		13,788	1,719		5,934
Project development costs	(2,508)		(2,839)	(3,491)		(4,213)
General and administrative expenses	(5,661)		(6,407)	(4,512)		(3,827)
Share of profits (loss) of equity accounted investee	117			1,525		3,086
Other income (expenses), net	0	[1]	0	2,100	[1]	(2,100)	[1]
Capital gain (loss)	0		0	0		18,770
Operating profit (loss)	4,131		4,674	(2,659)		17,650
Financing income	2,931		3,317	2,134		1,827
Financing Income Expenses In Connection With Derivatives Net	(841)		(952)	1,094		897
Financing expenses, net	(28,974)		(32,793)	(6,862)		(10,877)
Profit (loss) before taxes on Income	(22,753)		(25,754)	(6,293)		9,497
Segment assets	551,147		$ 623,788	460,172		310,172
Italy [Member]
Disclosure of geographical areas [line items]
Revenues	0			0		10,082
Operating expenses	0			0		(1,422)
Depreciation and amortization expenses	0			0		(3,668)
Gross profit (loss)	0			0		4,992
Segment assets	1,715			503		0
SPAIN
Disclosure of geographical areas [line items]
Revenues	2,587			2,577		2,987
Operating expenses	(472)			(463)		(504)
Depreciation and amortization expenses	(904)			(905)		(903)
Gross profit (loss)	1,211			1,209		1,580
Segment assets	13,841			17,574		16,324
Ellomay Solar [Member]
Disclosure of geographical areas [line items]
Revenues	0
Operating expenses	0
Depreciation and amortization expenses	0
Gross profit (loss)	0
Segment assets	14,456
Talasol [Member]
Disclosure of geographical areas [line items]
Revenues	28,494			0		0
Operating expenses	(6,239)			0		0
Depreciation and amortization expenses	(10,546)			0		(30)
Gross profit (loss)	11,709			0		(30)
Segment assets	246,172			232,955		118,848
Israel [Member]
Disclosure of geographical areas [line items]
Revenues	4,255			4,089		4,114
Operating expenses	(367)			(379)		(325)
Depreciation and amortization expenses	(2,374)			(2,310)		(2,271)
Gross profit (loss)	1,514			1,400		1,518
Segment assets	38,809			36,521		38,942
Biogas [Member]
Disclosure of geographical areas [line items]
Revenues	12,686			6,002		4,786
Operating expenses	(10,446)			(4,109)		(4,387)
Depreciation and amortization expenses	(3,135)			(1,457)		(1,353)
Gross profit (loss)	895			436		(954)
Segment assets	34,570			36,253		18,463
Dorad [Member]
Disclosure of geographical areas [line items]
Revenues	51,630			57,495		63,416
Operating expenses	(39,175)			(44,489)		(48,558)
Depreciation and amortization expenses	(5,539)			(5,674)		(5,031)
Gross profit (loss)	6,916			7,332		9,827
Segment assets	118,435			109,983		116,561
Manara [Member]
Disclosure of geographical areas [line items]
Revenues	0			0		0
Operating expenses	0			0		0
Depreciation and amortization expenses	0			0		0
Gross profit (loss)	0			0		0
Segment assets	107,678			21,925		2,473
Total reportable segments [Member]
Disclosure of geographical areas [line items]
Revenues	99,652			70,163		85,385
Operating expenses	(56,699)			(49,440)		(55,196)
Depreciation and amortization expenses	(22,498)			(10,346)		(13,256)
Gross profit (loss)	20,455			10,377		16,933
Segment assets	575,676			455,714		311,611
Reconciliations [Member]
Disclosure of geographical areas [line items]
Revenues	(54,869)			(60,518)		(66,397)
Operating expenses	39,175			44,489		48,558
Depreciation and amortization expenses	7,422			7,371		6,840
Gross profit (loss)	(8,272)			(8,658)		(10,999)
Segment assets	€ (24,529)			€ 4,458		€ (1,439)

[1]	Indemnification in the amount of up to €2.1 million in connection with the announcement received from GSE, Italy’s energy regulation agency, by one of the Italian Subsidiaries, claiming alleged non-compliance of the installed modules with the required certifications under the applicable regulation and raising the need to examine incentive eligibility implications (the “GSE Claim”). The Company recorded this potential payment as other expenses. In 2020, with the cooperation of the acquirer of the Italian subsidiaries, an appeal was submitted to GSE. Following the positive outcomes of such appeal, the provision for the potential indemnification was cancelled.